Sales revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of sales revenue [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	Years ended December 31,
Description	2023	2022	2021

Passenger revenue	17,229,732	15,020,757	9,101,576
Other revenues	1,487,286	1,513,582	1,301,090
Total	18,717,018	16,534,339	10,402,666
Taxes levied
Passenger revenue	(2,004)	(425,812)	(290,532)
Other revenues	(160,589)	(160,460)	(136,405)
Total taxes(a)	(162,593)	(586,272)	(426,937)
Total revenue	18,554,425	15,948,067	9,975,729

(a)As of January 1, 2023, the PIS and COFINS rates on revenues arising from regular passenger air transport activities were reduced to zero, in accordance with Law 14,592/2023.

Disclosure of revenue by geographical location
Revenues by geographical location are as follows:

	Years ended December 31,
Description	2023	2022	2021

Domestic revenue	14,675,974	13,013,202	8,849,486
Foreign revenue	3,878,451	2,934,865	1,126,243
Total revenue	18,554,425	15,948,067	9,975,729